SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Shares Subject to Possible Redemption (Details - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended
	Dec. 07, 2020	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Gross proceeds	$ 300,000,000
Proceeds allocated to Public Warrants			$ (8,000,000)
Class A ordinary shares issuance costs			(416,975)
Class A ordinary share subject to possible redemption		$ 300,000,000	300,000,000	$ 300,000,000	$ 300,000,000	$ 300,000,000
Redeemable Class A Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds		300,000,000
Proceeds allocated to Public Warrants		(8,800,000)
Class A ordinary shares issuance costs		(16,511,195)
Accretion of carrying value to redemption value		25,311,195
Class A ordinary share subject to possible redemption	$ 300,000,000	$ 300,000,000	$ 300,000,000
Initial Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds				300,000,000
Accretion of carrying value to redemption value				25,311,195
Class A ordinary share subject to possible redemption				300,000,000
Initial Public Offering [Member] | Redeemable Class A Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Class A ordinary shares issuance costs				(16,511,195)
Initial Public Offering [Member] | Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds allocated to Public Warrants				$ (8,800,000)